Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	11/01/19 - 11/30/19
Interest Accrual Period	11/15/19 - 12/15/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/19	380,061,069.83	27,051
Yield Supplement Overcollateralization Amount 10/31/19	15,336,685.63	0
Receivables Balance 10/31/19	395,397,755.46	27,051
Principal Payments	16,491,904.53	516
Defaulted Receivables	1,294,307.59	77
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	14,287,584.22	0
Pool Balance at 11/30/19	363,323,959.12	26,458

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.53%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	10,253,826.49	610
Past Due 61-90 days	2,590,400.71	158
Past Due 91-120 days	623,038.94	36
Past Due 121+ days	0.00	0
Total	13,467,266.14	804

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.85%
Delinquency Trigger Occurred	NO

Recoveries	493,807.21
Aggregate Net Losses/(Gains) - November 2019	800,500.38
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.43%
Prior Net Losses Ratio	2.15%
Second Prior Net Losses Ratio	1.02%
Third Prior Net Losses Ratio	1.01%
Four Month Average	1.65%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.06%

Overcollateralization Target Amount	16,349,578.16
Actual Overcollateralization	16,349,578.16
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	36.65

Flow of Funds	$ Amount

Collections	18,228,173.36
Investment Earnings on Cash Accounts	6,278.47
Servicing Fee	(329,498.13)
Transfer to Collection Account	0.00
Available Funds	17,904,953.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	552,425.89
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,983,940.73
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,299,765.41

Total Distributions of Available Funds	17,904,953.70

Servicing Fee	329,498.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 11/15/19	362,958,321.69
Principal Paid	15,983,940.73
Note Balance @ 12/16/19	346,974,380.96

Class A-1
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2a
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2b
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-3
Note Balance @ 11/15/19	233,508,321.69
Principal Paid	15,983,940.73
Note Balance @ 12/16/19	217,524,380.96
Note Factor @ 12/16/19	51.0620613%

Class A-4
Note Balance @ 11/15/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	94,750,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Note Balance @ 11/15/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	34,700,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	621,247.56
Total Principal Paid	15,983,940.73
Total Paid	16,605,188.29

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.76538%
Coupon	1.90538%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	375,559.22
Principal Paid	15,983,940.73
Total Paid to A-3 Holders	16,359,499.95

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4944467
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.7215096
Total Distribution Amount	13.2159563

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8815944
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.5209876
Total A-3 Distribution Amount	38.4025820

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/19	3,213,436.41
Investment Earnings	4,393.12
Investment Earnings Paid	(4,393.12)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41